Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Comprehensive Income [Abstract]
Foreign currency translation adjustments, attributable to noncontrolling interest, net of taxes	$ (5)	$ 20	$ (16)
Foreign currency translation adjustments, tax effect	123	357	(595)
Unrealized gains (losses) on available-for-sale securities, tax effect	109	36	0
Reclassification adjustment realized in net income on available-for-sale securities, tax effect	(117)	(1)	(9)
Unrealized gains (losses) on cash flow hedges, tax effect	200	371	(411)
Reclassification adjustment included in net income on cash flow hedges, tax effect	21	21	20
Net prior service credit (cost) arising during period - tax effect	675	305	27
Amortization of net prior service cost (credit) included in net income, tax effect	$ (604)	$ (525)	$ (523)